Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Cost	¥ 7,037,453	¥ 5,487,585
Gross unrealized gains	1,702,693	1,046,891
Gross unrealized losses	5,694	11,461
Fair value	8,734,452	6,523,015
Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	5,879,336	4,350,942
Gross unrealized gains	290,964	211,070
Gross unrealized losses	5,377	8,866
Fair value	6,164,923	4,553,146
Common stocks
Gain (Loss) on Investments [Line Items]
Cost	619,811	599,371
Gross unrealized gains	1,377,653	804,405
Gross unrealized losses	268	2,593
Fair value	1,997,196	1,401,183
Other
Gain (Loss) on Investments [Line Items]
Cost	538,306	537,272
Gross unrealized gains	34,076	31,416
Gross unrealized losses	49	2
Fair value	572,333	568,686
Securities not practicable to determine fair value
Gain (Loss) on Investments [Line Items]
Cost	77,468	99,230
Securities not practicable to determine fair value | Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	433	20,148
Securities not practicable to determine fair value | Common stocks
Gain (Loss) on Investments [Line Items]
Cost	¥ 77,035	¥ 79,082